Employee stock incentive plans	12 Months Ended
Mar. 31, 2024
Text Blocks Abstract
Employee stock incentive plans

30. Employee stock incentive plans

The stock compensation expense recognized for employee services received during the year ended March 31, 2022, 2023 and 2024, were ₹ 4,164, ₹ 3,958, and ₹ 5,590, respectively.

Wipro Equity Reward Trust ("WERT")

In 1984, the Company established a controlled trust called WERT. In the earlier years, WERT purchased shares of the Company out of funds borrowed from the Company. The Company’s Nomination and Remuneration Committee recommends to WERT certain officers and key employees, to whom WERT issues shares from its holdings at nominal price subject to vesting conditions. WERT held 14,689,729, 9,895,836 and 5,952,740 treasury shares as at March 31, 2022, 2023 and 2024, respectively.

Wipro Employee Restricted Stock Unit Option Plans

A summary of the general terms of grants under restricted stock unit option plans are as follows:

Name of Plan	Number of options reserved under the plan	Range of exercise price
Wipro ADS Restricted Stock Unit Plan (WARSUP 2004 plan) (1)	59,797,979	US$ 0.03
Wipro Employee Restricted Stock Unit Plan 2005 (WSRUP 2005 plan) (1)	59,797,979	₹ 2
Wipro Employee Restricted Stock Unit Plan 2007 (WSRUP 2007 plan) (1)	49,831,651	₹ 2

Employees covered under restricted stock unit (the “RSUs”) option plans are granted an option to purchase shares of the Company at the respective exercise prices, subject to requirements of vesting conditions. These options generally vest in tranches over a period of one to three years from the date of grant. Upon vesting, the employees can acquire one equity share for every option.

(1)
The maximum contractual term for these RSUs option plans is perpetual until the options are available for grant under the plan.

The activity in equity-settled restricted stock unit option plans is summarized below:

		Year ended March 31,
		2022	2023	2024
	Range of exercise price and weighted average exercise price	Numbers of options
Outstanding at the beginning of the year	₹ 2	15,831,948	12,242,672	8,452,491
	US $ 0.03	10,822,476	17,511,902	16,457,558
Granted (1)	₹ 2	2,500,481	2,756,820	5,237,166
	US $ 0.03	10,470,026	8,440,980	14,546,143
Adjustment of Performance based stock options on completion of performance measurement period	₹ 2	608,435	(343,451)	(655,831)
	US $ 0.03	570,076	(943,333)	(1,807,750)
Exercised	₹ 2	(4,712,311)	(4,910,689)	(4,151,654)
	US $ 0.03	(2,930,735)	(5,730,830)	(6,674,868)
Forfeited and expired	₹ 2	(1,985,881)	(1,292,861)	(1,146,503)
	US $ 0.03	(1,419,941)	(2,821,161)	(3,669,857)
Outstanding at the end of the year	₹ 2	12,242,672	8,452,491	7,735,669
	US $ 0.03	17,511,902	16,457,558	18,851,226
Exercisable at the end of the year	₹ 2	2,478,568	2,806,799	1,905,001
	US $ 0.03	1,072,118	1,329,682	2,038,346

(1)
Includes 1,135,949, Nil and 1,892,498 Performance based stock options (RSUs) during the year ended March 31, 2022, 2023 and 2024, respectively. 2,941,546, Nil and 5,659,164 Performance based stock options (ADS) during the year ended March 31, 2022, 2023 and 2024, respectively. Performance based stock options (RSUs) were issued under Wipro Employee Restricted Stock Unit plan 2007 (WSRUP 2007 plan) and Performance based stock options (ADS) were issued under Wipro ADS Restricted Stock Unit Plan (WARSUP 2004 plan). Performance based stock options will vest based on the performance parameters of the Company.

The activity in cash-settled restricted stock unit option plans is summarized below:

	Year ended March 31,
	2022	2023	2024
	Number of options
Outstanding at the beginning of the year	78,199	24,600	11,800
Exercised	(46,133)	(12,800)	(4,800)
Forfeited and expired	(7,466)	-	-
Outstanding at the end of the year	24,600	11,800	7,000
Exercisable at the end of the year	2,800	7,600	7,000

The following table summarizes information about outstanding restricted stock unit option plans:

	Year ended March 31,
	2022		2023		2024
Range of exercise price and weighted average exercise price	Number of options	Weighted average remaining life (months)	Number of options	Weighted average remaining life (months)	Number of options	Weighted average remaining life (months)
₹ 2	12,242,672	13	8,452,491	14	7,735,669	18
US$ 0.03	17,511,902	20	16,457,558	21	18,851,226	20

The weighted average grant date fair value of options granted during the year ended March 31, 2022, 2023 and 2024 was ₹ 603.47, ₹ 422.37, and ₹ 387.67 for each option, respectively. The weighted average share price of options exercised during the year ended March 31, 2021, 2022 and 2023 was ₹ 604.47, ₹ 421.06, and ₹ 422.87 for each option, respectively.